As filed with the Securities and Exchange Commission on November 12, 2015

1933 Act Registration No. 33-37928;

1940 Act Registration No. 811-6259

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	☒

STRATUS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Address of Principal Executive Offices)

(888) 769-2362

(Registrant’s Telephone Number, including Area Code)

Jon C. Gross

Stratus Fund, Inc.

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Name and Address of Agent for Service)

Copies of all communications to:

Steven B. King

Ballard Spahr LLP

1735 Market Street

Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fund certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf and by the undersigned, thereto duly authorized, in the City of Lincoln, State of Nebraska, on the 12th day of November, 2015.

STRATUS FUND, INC.

By	/s/ Jon C. Gross
Jon C. Gross, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated:

Signatures	Title	Date

/s/ Jon C. Gross Jon C. Gross	Director, President, Chief Executive Officer (Principal Executive Officer)	November 12, 2015

/s/Jeffrey Jewell Jeffrey Jewell	Vice President, Chief Financial Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 12, 2015

/s/R. Paul Hoff R. Paul Hoff	Director	November 12, 2015

/s/Edson L. Bridges Edson L. Bridges III	Director	November 12, 2015

/s/Thomas C. Smith Thomas C. Smith	Director	November 12, 2015

/s/James DeMars James DeMars	Director	November 12, 2015

EXHIBIT INDEX

XBRL	Instance Document	EX-101.INS

XBRL	Taxonomy Extention Schema Document	EX-101.SCH

XBRL	Taxonomy Extention Definition Linkbase Document	EX-101.DEF

XBRL	Taxonomy Extention Labels Linkbase Document	EX-101.LAB

XBRL	Taxonomy Extention Presentation Linkbase Document	EX-101.PRE